Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2024	$91	$7,769	$25,248	$458	$214	$33,780
Additions	1	3	13	—	374	391
Acquisitions	—	5	62	—	3	70
Asset retirement cost adjustment	—	(39)	6	—	—	(33)
Transfers from construction in progress	—	23	102	3	(128)	—
Disposals	—	(15)	(1,011)	(3)	(1)	(1,030)
Effect of exchange rate changes	1	8	44	—	1	54
As of September 30, 2025	$93	$7,754	$24,464	$458	$463	$33,232
Net book value as of September 30, 2025	$60	$2,556	$4,240	$22	$453	$7,331

Accumulated Depreciation and Impairment
As of December 31, 2024	$31	$5,038	$20,510	$427	$12	$26,018
Additions	2	170	685	12	—	869
Transfers from construction in progress	—	1	1	—	(2)	—
Disposals	—	(15)	(1,006)	(3)	—	(1,024)
Effect of exchange rate changes	—	4	34	—	—	38
As of September 30, 2025	$33	$5,198	$20,224	$436	$10	$25,901